ASSETS CLASSIFIED AS HELD FOR SALE (Details) $ in Thousands, ¥ in Billions	Mar. 08, 2019 JPY (¥) agreement item	Mar. 08, 2019 USD ($) agreement item	Jan. 17, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
ASSETS CLASSIFIED AS HELD FOR SALE
IPP solar parks				$ 353,050	$ 397,405
Cash and cash equivalents				43,831	46,084	$ 12,518
Trade and other receivables				20,535	34,582
Total assets				585,217	581,108
Liabilities associated with assets held for sale				507,010	$ 474,880
Chile
ASSETS CLASSIFIED AS HELD FOR SALE
Sale price of subsidiary			$ 3,000
Assets and liabilities classified as held for sale | Chile
ASSETS CLASSIFIED AS HELD FOR SALE
IPP solar parks				2,121
Cash and cash equivalents				128
Trade and other receivables				1,092
Total assets				3,341
Liabilities associated with assets held for sale				336
Assets and liabilities classified as held for sale | Japan
ASSETS CLASSIFIED AS HELD FOR SALE
IPP solar parks				45,046
Total assets				$ 45,046
Asset purchase agreements | agreement	12	12
IPP solar parks | item	12	12
Sale price of subsidiary	¥ 9.4	$ 85,700